Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-based payments
Total	€ 487	€ 1,578
LTIP Stock Options
Share-based payments
Total	90	975
RSU Supervisory Board
Share-based payments
Total	57	55
New VSOP
Share-based payments
Total		57
Prior VSOP
Share-based payments
Total	4	(51)
LTIP RSUs
Share-based payments
Total	€ 336	€ 542